Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
U.S. Statutory rates	21.00%	21.00%	21.00%
Withholding income tax dividend distribution	10.00%
Deferred tax liabilities	$ 5,015	$ 5,043
Other income tax expense (benefit)	8,915	976	$ 970
PRC Entities
Income Taxes
Deferred tax liabilities	0	0	$ 0
Operating loss carryforwards	$ 1,841	$ 964
Enterprise Income Tax
Income Taxes
U.S. Statutory rates	25.00%
Hong Kong | SGOCO International (HK) Limited
Income Taxes
U.S. Statutory rates	16.50%	16.50%	16.50%
Hong Kong | First-tier rate
Income Taxes
U.S. Statutory rates	8.25%	8.25%	8.25%
Hong Kong | Second-tier rate
Income Taxes
U.S. Statutory rates	16.50%	16.50%	16.50%